Fair Value of Financial Instruments - Measured on Nonrecurring Basis (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Cash and cash equivalents	$ 79,888	$ 65,182
Restricted cash	0	2,900
Note receivable, including current portion	818	0
Senior Notes	(361,549)	(355,781)
Term Loan B	(101,563)	0
Notes payable, including current portion	(31,109)	(34,447)
Capital lease obligations	0	(17,617)
Long-term debt	(36,708)	(25,321)
Fair Value Measurements Non Recurring | Level I
Fair Value Measurements
Cash and cash equivalents	79,888	65,182
Restricted cash		2,900
Note receivable, including current portion	818
Senior Notes	(361,549)	(355,781)
Fair Value Measurements Non Recurring | Level II
Fair Value Measurements
Term Loan B	(101,563)
Notes payable, including current portion	(31,109)	(34,447)
Capital lease obligations	$ (36,708)	(17,617)
Long-term debt		$ (25,321)